Document and Entity Information	Feb. 26, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001640428
Document Type	8-K
Document Period End Date	Feb. 26, 2024
Entity Registrant Name	EverQuote, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38549
Entity Tax Identification Number	26-3101161
Entity Address, Address Line One	210 Broadway
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(855)
Local Phone Number	522-3444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	EVER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false